Estimated Development Liability for Sold Land	12 Months Ended
Dec. 31, 2015
Estimated Development Liability for Sold Land [Abstract]
Estimated Development Liability for Sold Land

Estimated Development Liability

The estimated development liability consists primarily of utilities improvements in Poinciana, Florida and Rio Rico, Arizona for more than 8,000 home sites previously sold, in most cases prior to 1980.  The estimated development liability is reduced by actual expenditures and is evaluated and adjusted, as appropriate, to reflect management’s estimate of potential costs.  In addition, we obtain third-party engineer evaluations on an annual basis and adjust this liability as necessary to reflect changes in the estimated costs.  Cash expenditures associated with these obligations were $0.5 million, $0.2 million and $0.1 million during 2015, 2014 and 2013, respectively.  Future increases or decreases of costs for construction, material and labor, as well as other land development and utilities infrastructure costs, may have a significant effect on the estimated development liability.  The balance of the estimated development liability was $32.6 million and $33.0 million as of December 31, 2015 and 2014, respectively.